Fair Value Measurements (Assets Measured on a Nonrecurring Basis, Level 3 Quantitative Information) (Details) - Nonrecurring - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Repossessed assets	$ 15	$ 17	$ 19
Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Repossessed assets	15	$ 17	19
Level 3 | Low Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)		16.00%
Level 3 | High Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)		100.00%
Level 3 | Weighted Average | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)		48.70%
Residential first mortgage loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment	22	$ 40	74
Residential first mortgage loans | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment	22	40	$ 74
Residential first mortgage loans | Level 3 | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment	$ 22	$ 40
Residential first mortgage loans | Level 3 | Low Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	23.00%	35.00%	35.00%
Residential first mortgage loans | Level 3 | High Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	28.00%	45.00%	47.00%
Residential first mortgage loans | Level 3 | Weighted Average | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	25.60%	35.20%	36.90%
Commercial and industrial
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment	$ 1	$ 2
Commercial and industrial | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment	1	$ 2
Commercial and industrial | Level 3 | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment	$ 1
Commercial and industrial | Level 3 | Low Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	50.00%	45.00%	7.00%
Commercial and industrial | Level 3 | High Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	55.00%	55.00%	100.00%
Commercial and industrial | Level 3 | Weighted Average | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	53.40%	50.10%	45.40%
Foreclosed Assets | Level 3 | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Repossessed assets	$ 15
Foreclosed Assets | Level 3 | Low Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	35.00%	16.00%
Foreclosed Assets | Level 3 | High Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	98.00%	100.00%
Foreclosed Assets | Level 3 | Weighted Average | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)	61.70%	48.70%
Commercial real estate | Level 3 | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans held-for-investment		$ 2
Commercial real estate | Level 3 | Low Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)		45.00%
Commercial real estate | Level 3 | High Range | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)		55.00%
Commercial real estate | Level 3 | Weighted Average | Fair value of underlying collateral
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity discount (percent)		50.10%